Investments in subsidiaries - Assets acquired and liabilities assumed in current fiscal year (Details) - CAD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Disclosure of detailed information about borrowings [line items]
Current assets	$ 17,746	$ 55,683
PP&E (Note 6)	1,869	18,900
Right-of-use assets (Note 7)	4,982	11,859
Intangible assets (Note 9)	22,107	46,523
Deferred tax assets	749
Goodwill	75,697	269,037
Current liabilities	(11,859)	(96,578)
Lease liabilities	(5,733)	(13,592)
Identifiable assets acquired, net, excluding cash and cash equivalents	105,558	265,493
Cash acquired	5,955	16,004
Net assets acquired	111,513	281,497
Consideration paid	104,148	$ 281,497
Consideration payable	7,365
Goodwill expected to be deductible for tax purposes	23,985
U.S. Commercial and State Government
Disclosure of detailed information about borrowings [line items]
Goodwill	$ 75,697